Taxes on Income (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective income tax rate reconciliation [Abstract]
Income before taxes on income, as reported in the statements of income	$ 57,286	$ 41,198	$ 35,101
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 13,176	$ 9,476	$ 8,073
Foreign and preferred enterprise tax rates differences	(7,338)	(5,511)	(2,326)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(1,645)	558	783
Non-deductible expenses	1,437	1,722	549
Increase in uncertain tax positions, net	616	755	1,889
Release of trapped earnings (see note 13.a.2)	3,531
Others	187	41	(358)
Taxes on income, as reported in the statements of income	$ 9,964	$ 7,041	$ 8,610